Stockholders’ Equity - Schedule of Warrant Activity (Details) - Warrant [Member] - $ / shares		6 Months Ended
	Dec. 31, 2024	Jun. 30, 2025
Schedule of Warrant Activity [Line Items]
Warrants, outstanding	26,206,856	34,186,403
Weighted Average Exercise Price, outstanding	$ 0.4	$ 0.27
Weighted Average Remaining Contractual Life (in years), outstanding	3 years 7 months 20 days	3 years 6 months 3 days
Warrants, exercisable		34,186,403
Weighted Average Exercise Price, exercisable		$ 0.27
Weighted Average Remaining Contractual Life (in years), exercisable		3 years 6 months 3 days
Warrants, Granted		9,155,836
Weighted Average Exercise Price, Granted		$ 1
Weighted Average Remaining Contractual Life (in years), Granted		5 years
Warrants, Exercised		(1,176,100)
Weighted Average Exercise Price, Exercised		$ 0.26
Warrants, Forfeited/Cancelled		(189)
Weighted Average Exercise Price, Forfeited/Cancelled		$ 6,746